Right of use asset and lease liability - Schedule of current and non current lease liability (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease Liability - current	$ 106,458	$ 99,975
Lease Liability - non-current	384,965	454,174
Lease liabilities	$ 491,423	$ 554,149	$ 605,605